Stock-Based Incentive Plans	12 Months Ended
Dec. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-Based Incentive Plans

14. STOCK-BASED INCENTIVE PLANS

In March 2015, the Board of Directors of the Company approved the Sun Bancorp, Inc. 2015 Omnibus Stock Incentive Plan (the “2015 Plan”).  The purpose of the 2015 Plan is to give the Company a competitive advantage in attracting, retaining and motivating officers, employees, directors and consultants who will contribute toward the growth, profitability and success of the Company by providing stock-based incentives that offer an opportunity to participate in the Company’s future performance and to align the interests of such officers, employees, directors and/or consultants with those of the shareholders of the Company.

The 2015 Plan, which was approved by shareholders in May 2015, became effective in May 2015, at which time the Company ceased new grants under the 2014 Performance Plan, the 2010 Plan, and the 2004 Plan (each as defined below and collectively, the “Prior Plans”). Any awards outstanding under the Prior Plans remain in full force and effect under such plans according to their respective terms. The 2015 Plan authorizes the issuance of 1,400,000 shares of common stock pursuant to awards that may be granted in the form of Options and Stock Awards. Under the 2015 Plan, Options expire ten years after the date of grant, unless terminated earlier under the option terms. For both Options and Stock Awards, a Committee of non-employee directors has the authority to determine the conditions upon which the Options or Stock Awards granted will vest. At December 31, 2016, there were 123,739 Options and 182,831 Stock Awards granted under the 2015 Plan.

In June 2014, the Board of Directors of the Company adopted a Performance Equity Plan (the “2014 Performance Plan”).  The 2014 Performance Plan authorized the issuance of 1,000,000 shares of common stock pursuant to awards that could be granted in the form of Options at an exercise price which could not be less than 100% of the fair market value of the Company’s common stock on the date of grant. As of December 31, 2015, no shares were issued under the 2014 Performance Plan.  The 2014 Performance Plan was terminated in May 2015 with the adoption of the 2015 Plan.

In September 2010, the Board of Directors of the Company adopted a Stock-Based Incentive Plan (the “2010 Plan”). The 2010 Plan authorized the issuance of 980,000 shares of common stock pursuant to awards that could be granted in the form of Options to purchase common stock and Stock Awards of common stock. The maximum number of Stock Awards could not exceed 280,000 shares. Under the 2010 Plan, Options expired 10 years after the date of grant, unless terminated earlier under the Option terms. For both Options and Stock Awards, a Committee of non-employee directors had the authority to determine the conditions upon which the Options granted will vest. At December 31, 2016, there were 346,225 Options and 94,537 Stock Awards outstanding under the 2010 Plan. At December 31, 2016, there were no shares of common stock available for issuance under the 2010 Plan as it was terminated in May 2015 with the adoption of the 2015 Plan.

14. STOCK-BASED INCENTIVE PLANS (Continued)

The 2004 Stock Plan, as amended in 2009, (the “2004 Plan”), authorized the issuance of 500,085 shares of common stock pursuant to awards that could have been granted in the form of Options to purchase common stock and Stock Awards of common stock. Options previously issued under the 2004 Stock Plan expired ten years after the date of grant, unless terminated earlier under the Option terms. For both Options and Stock Awards, a Committee of non-employee directors had the authority to determine the conditions upon which the Options granted would vest. There were no Stock Awards or Options issued from the 2004 Plan for the years ended December 31, 2016 and 2015. There are 104,750 Options and no Stock Awards outstanding under the 2004 Plan at December 31, 2016. At December 31, 2016, there were no shares of common stock available for issuance under the 2004 Plan as it was terminated in May 2015 with the adoption of the 2015 Plan.

There are no equity compensation plans providing for the issuance of shares of the Company which were not approved by the shareholders.

Options outstanding under the 2004 Plan, 2010 Plan and 2015 Plan are as follows:

SUMMARY OF STOCK OPTIONS GRANTED AND OUTSTANDING

	Incentive	Nonqualified	Total
Options granted and outstanding:
December 31, 2016 at prices ranging from $14.25 to $80.50 per share	169,838	402,045	571,883
December 31, 2015 at prices ranging from $14.25 to $87.45 per share	188,525	320,804	509,329
December 31, 2014 at prices ranging from $14.25 to $87.45 per share	111,605	207,296	318,901

Activity in the stock option plans for the years ended December 31, 2016, 2015 and 2014, respectively, was as follows:

SUMMARY OF STOCK OPTION ACTIVITY

Years Ended December 31,	2016		2015		2014
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Options outstanding, beginning of year	509,329	$23.82	318,901	$28.34	299,107	$36.75
Granted	123,739	21.08	222,059	18.92	144,296	19.33
Exercised	(3,879)	18.38	(811)	15.20	(802)	14.98
Forfeited	(54,349)	30.42	(20,454)	17.47	(24,324)	17.12
Expired	(2,957)	76.65	(10,366)	64.17	(98,579)	43.63
Options outstanding, end of year	571,883	$22.37	509,329	$23.82	318,901	$28.34
Options exercisable, end of year	234,564	$26.56	164,384	$33.93	161,984	$37.14
Options vested or expected to vest (1)	413,641	$19.65	480,995	$24.28	287,202	$29.34

(1)	Includes vested shares and nonvested shares after a forfeiture rate assumption, which is based upon historical data, is applied.

The weighted average grant date fair value per share of Options granted during the years ended December 31, 2016, 2015 and 2014 were $5.90, $6.16 and $8.70, respectively. The aggregate intrinsic value of Options outstanding at December 31, 2016, 2015 and 2014 was $3.1 million, $615 thousand and $118 thousand, respectively.

During 2016, 2015 and 2014, 3,879, 811 and 802 Options were exercised for total proceeds of $71 thousand, $15 thousand and $16 thousand, respectively. The aggregate intrinsic value of Options exercisable at December 31, 2016, 2015 and 2014 was $22 thousand, $107 thousand and $46 thousand, respectively.

14. STOCK-BASED INCENTIVE PLANS (Continued)

A summary of the Company’s nonvested Options at December 31, 2016, 2015 and 2014, respectively, is presented in the following table:

SUMMARY OF NONVESTED OPTION ACTIVITY

Years Ended December 31,	2016		2015		2014
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested Options outstanding, beginning of year	344,945	$7.24	156,917	$11.68	49,254	$17.75
Granted	123,739	5.90	222,059	6.16	144,296	8.70
Vested	(111,635)	9.20	(13,577)	7.96	(12,309)	8.44
Forfeited	(19,730)	6.38	(20,454)	7.30	(24,324)	7.91
Nonvested Options outstanding, end of year	337,319	$6.16	344,945	$7.24	156,917	$11.68

At December 31, 2016, there was $1.2 million of total unrecognized compensation cost related to Options granted under the stock option plans. That cost is expected to be recognized over a weighted average period of 3.2 years.

A summary of the Company’s nonvested Stock Awards at December 31, 2016, 2015 and 2014, respectively, is presented in the following table:

SUMMARY OF NONVESTED STOCK AWARD ACTIVITY (1)

Years Ended December 31,	2016		2015		2014
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested Stock Awards outstanding, beginning of year	279,964	$14.98	248,654	$14.22	86,366	$15.65
Issued	122,262	20.18	60,569	19.22	218,824	14.14
Vested	(135,236)	19.96	(24,959)	17.53	(21,930)	17.05
Forfeited	(12,014)	20.08	(4,300)	15.90	(34,606)	15.41
Nonvested Stock Awards outstanding, end of year	254,976	$20.18	279,964	$14.98	248,654	$14.22

During 2016, 2015 and 2014, the Company issued 122,262, 60,569, and 218,824 shares of Stock Awards, respectively, that were valued at $2.6 million, $1.2 million and $3.1 million, respectively, at the time these Stock Awards were granted. The value of these shares is based upon the closing price of the Company’s common stock on the date of grant. At December 31, 2016, there was $3.5 million of total unrecognized compensation cost related to these Stock Awards that is expected to be recognized over a weighted average period of 2.4 years. The total compensation expense recognized on Stock Awards which vested during 2016, 2015 and 2014 was $1.9 million, $1.2 million and $359 thousand, respectively.